SUBSEQUENT EVENTS - Eletronorte Capital Increase (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares		1,568,930,910	1,568,930,910
Capital increase eletronorte
Disclosure of non-adjusting events after reporting period [line items]
Capital stock	R$ 1,930,115
Issuance of common shares	13,951,250
Percentage of capital stock	15.00%
Percentage of indirect interest	49.98%